Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assumptions used to Estimate Fair Value of Warrant Liability
The following assumptions were used to estimate the fair value of the common stock warrant liability at September 30, 2017:

September 30, 2017
Expected term	2.0 years
Risk-free interest rate	1.46%
Expected volatility	78.78%
Expected dividend yield	—%

The following assumptions were used to estimate the fair value of the preferred stock warrant liability at December 31, 2016:

December 31, 2016
Expected term	4.6
Risk-free interest rate	1.82%
Expected volatility	76.2%
Expected dividend yield	—%

Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis
The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the nine months ended September 30, 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Preferred Stock Warrant Liability	Common Stock Warrant Liability	Total
Balance at January 1, 2017	$201	$—	$201
Additions	—	211	211
Loss included in other income (expense), net	(201)	—	(201)
Balance at September 30, 2017	$—	$211	$211

The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the year ended December 31, 2016:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$—
Issuance of preferred stock warrant liability	134
Loss included in other income (expense), net	67
Balance at December 31, 2016	$201